INCOME TAXES RELATING TO CONTINUING OPERATIONS - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Applicable tax rate (as a percent)	20.00%
Applicable tax rate on unappropriated earnings (as a percent)	5.00%